Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Table [Abstract]
Schedule of Income Tax and Value Added Tax Corresponding to the Years

The statements of income tax and value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
Entity	Income tax	Value-added tax
Cementos Pacasmayo S.A.A.	2022– 2025	Dec.2021-Dec.2025
Cementos Selva S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Distribuidora Norte Pacasmayo S.R.L.	2021 – 2025	Dec.2021-Dec.2025
Empresa de Transmisión Guadalupe S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Salmueras Sudamericanas S.A.	2021 – 2025	Dec.2021-Dec.2025
Calizas del Norte S.A.C. (liquidated during 2022)	2021 – 2022	Dec.2021-Dec.2022
Soluciones Takay S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Corporación Materiales Piura S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Soluciones Crealo 150 S.A.C.	2024 – 2025	Sep.2024.-Dec 2025
Vanguardia Constructora del Perú S.A.C.	2024 – 2025	Oct.2024-Dec. 2025

Schedule of Mining Units and Exploration Projects

The Peruvian authorities approved the EAMP and EIS submitted by the Group for its mining units and exploration projects, as presented below:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2025	2024	2023
					S/(000)	S/(000)	S/(000)
Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIS	665	851	879
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGGAM	2018	EAMP	322	329	320
					987	1,180	1,199